Fair Value of Assets and Liabilities - Sensitivity of Fair Value of Loans Invested in by the Company (Details) - Fair Value, Measurements, Recurring [Member] - LendingClub Corp [Member] - USD ($)
$ in Thousands
	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impact of adverse change in discount rate	$ (2,301)
Impact of adverse change in discount rate (percent)	1.00%
Impact of adverse change in credit loss rates on underlying loans	$ (3,282)
Impact of adverse change in credit loss rates on underlying loans (percent)	10.00%
Impact of adverse change in expected prepayment rates	$ (974)
Impact of adverse change in expected prepayment rates (percent)	10.00%
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impact of adverse change in discount rate	$ (4,544)
Impact of adverse change in discount rate (percent)	2.00%
Impact of adverse change in credit loss rates on underlying loans	$ (6,448)
Impact of adverse change in credit loss rates on underlying loans (percent)	20.00%
Impact of adverse change in expected prepayment rates	$ (1,886)
Impact of adverse change in expected prepayment rates (percent)	20.00%
Loans Invested in by Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of loans invested in by the Company	$ 186,794	$ 25,911
Expected weighted-average life (in years)	1 year 7 months 6 days